OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous current liabilities [abstract]
Schedule of other current liabilities

	As at December 31, 2024	As at December 31, 2023
Provision for environmental rehabilitation (note 27b)	226	270
Deposit on Pueblo Viejo gold and silver streaming agreement	40	58
Share-based payments (note 34a)	54	50
Pueblo Viejo JV partner shareholder loan (note 29)	60	32
Other	80	129
	$460	$539